Accrued Insurance (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Accrued Insurance Details
Accrued insurance, current portion	$ 700	$ 1,102
Accrued insurance, non-current	184	1,026
Total accrued insurance	884	2,128
Captive agreement assets	3,669	2,986
Gross accrued insurance	$ 4,553	$ 5,114